JHAA
Nuveen High Income 2023 Target Term Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 121.0% (92.9% of Total Investments)
	CORPORATE BONDS – 79.5% (61.0% of Total Investments)
	Aerospace & Defense – 0.8%
$600	Bombardier Inc, 144A	6.125%	1/15/23	B	$611,100
	Air Freight & Logistics – 1.5%
1,200	XPO Logistics Inc, 144A	6.125%	9/01/23	BB-	1,239,000
	Airlines – 2.0%
500	American Airlines Group Inc, 144A	5.000%	6/01/22	BB-	519,175
1,000	United Airlines Holdings Inc	5.000%	2/01/24	BB	1,052,500
1,500	Total Airlines				1,571,675
	Auto Components – 2.3%
800	Dana Inc	6.000%	9/15/23	BB+	820,000
975	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.750%	2/01/24	BB+	1,014,000
1,775	Total Auto Components				1,834,000
	Automobiles – 1.6%
375	Fiat Chrysler Automobiles NV	5.250%	4/15/23	BBB-	400,425
800	Ford Motor Credit Co LLC	5.584%	3/18/24	BBB	850,886
1,175	Total Automobiles				1,251,311
	Chemicals – 5.0%
600	Blue Cube Spinco LLC	9.750%	10/15/23	BB+	654,000
800	Chemours Co	6.625%	5/15/23	BB-	790,000
1,275	NOVA Chemicals Corp, 144A	4.875%	6/01/24	BBB-	1,311,146
1,200	OCI NV, 144A	6.625%	4/15/23	BB	1,255,440
3,875	Total Chemicals				4,010,586
	Commercial Services & Supplies – 3.3%
1,475	ADT Security Corp	4.125%	6/15/23	BB-	1,497,125
600	Covanta Holding Corp	5.875%	3/01/24	B1	618,000
525	GFL Environmental Inc, 144A	5.375%	3/01/23	CCC+	531,457
2,600	Total Commercial Services & Supplies				2,646,582
	Communications Equipment – 1.5%
375	Anixter Inc	5.500%	3/01/23	BBB-	405,000
750	CommScope Inc, 144A	5.500%	3/01/24	Ba3	771,563
1,125	Total Communications Equipment				1,176,563
	Construction Materials – 0.8%
650	CEMEX Finance LLC, 144A	6.000%	4/01/24	BB	667,225

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 3.6%
$800	Navient Corp	7.250%	9/25/23	BB	$869,600
1,300	Springleaf Finance Corp	8.250%	10/01/23	BB-	1,514,500
500	TMX Finance LLC / TitleMax Finance Corp, 144A	11.125%	4/01/23	B-	462,500
2,600	Total Consumer Finance				2,846,600
	Containers & Packaging – 1.1%
850	Sealed Air Corp, 144A	5.250%	4/01/23	BB+	905,250
	Diversified Financial Services – 2.6%
900	Comunicaciones Celulares SA Via Comcel Trust, 144A	6.875%	2/06/24	Ba1	927,000
300	Park Aerospace Holdings Ltd, 144A	4.500%	3/15/23	BBB-	310,440
350	Park Aerospace Holdings Ltd, 144A	5.500%	2/15/24	BBB-	378,140
500	PetSmart Inc, 144A	7.125%	3/15/23	CCC+	470,000
2,050	Total Diversified Financial Services				2,085,580
	Diversified Telecommunication Services – 1.4%
1,000	CenturyLink Inc	6.750%	12/01/23	BB	1,095,000
	Electric Utilities – 0.8%
600	TerraForm Power Operating LLC, 144A	4.250%	1/31/23	BB	612,000
	Energy Equipment & Services – 2.1%
500	Diamond Offshore Drilling Inc	3.450%	11/01/23	B3	373,750
1,000	Nabors Industries Inc	5.100%	9/15/23	BB	778,000
500	Transocean Sentry Ltd, 144A	5.375%	5/15/23	B1	499,375
2,000	Total Energy Equipment & Services				1,651,125
	Equity Real Estate Investment Trust – 1.8%
800	iStar Inc	5.250%	9/15/22	BB	817,000
600	MPT Operating Partnership LP / MPT Finance Corp	5.500%	5/01/24	BBB-	615,750
1,400	Total Equity Real Estate Investment Trust				1,432,750
	Food Products – 1.6%
1,250	MARB BondCo PLC, 144A	7.000%	3/15/24	BB-	1,303,138
	Gas Utilities – 2.2%
900	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	BB	963,562
825	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.500%	6/01/24	BB-	841,500
1,725	Total Gas Utilities				1,805,062
	Health Care Providers & Services – 4.5%
500	Centene Corp	6.125%	2/15/24	BB+	521,350
500	CHS/Community Health Systems Inc, 144A	8.625%	1/15/24	B-	516,250
850	MEDNAX Inc, 144A	5.250%	12/01/23	BBB-	864,025

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$1,000	RegionalCare Hospital Partners Holdings Inc, 144A	8.250%	5/01/23	B+	$1,063,750
600	Tenet Healthcare Corp, (3)	6.750%	6/15/23	B-	630,108
3,450	Total Health Care Providers & Services				3,595,483
	Hotels, Restaurants & Leisure – 2.9%
1,000	MGM Resorts International	6.000%	3/15/23	BB	1,101,700
600	Scientific Games International Inc	6.625%	5/15/21	CCC+	607,500
600	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB	616,500
2,200	Total Hotels, Restaurants & Leisure				2,325,700
	Household Durables – 4.9%
1,250	KB Home	7.625%	5/15/23	BB-	1,415,625
650	Lennar Corp	4.875%	12/15/23	BBB-	690,625
785	Taylor Morrison Communities Inc / Taylor Morrison Holdings II Inc, 144A	5.625%	3/01/24	BB	839,950
900	Toll Brothers Finance Corp	5.625%	1/15/24	BBB-	978,750
3,585	Total Household Durables				3,924,950
	Independent Power & Renewable Electricity Producers – 1.4%
475	Calpine Corp	5.500%	2/01/24	BB-	479,750
600	Vistra Energy Corp	5.875%	6/01/23	BB	612,900
1,075	Total Independent Power & Renewable Electricity Producers				1,092,650
	Leisure Products – 0.3%
250	Mattel Inc	3.150%	3/15/23	B	236,250
	Machinery – 0.8%
750	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC+	665,625
	Media – 2.9%
850	AMC Networks Inc	5.000%	4/01/24	BB	875,500
375	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.000%	3/01/23	BB+	381,094
600	CSC Holdings LLC	5.250%	6/01/24	B	645,000
375	Lamar Media Corp	5.375%	1/15/24	BB	384,843
2,200	Total Media				2,286,437
	Metals & Mining – 8.8%
600	Allegheny Technologies Inc	7.875%	8/15/23	B	650,862
850	Commercial Metals Co	4.875%	5/15/23	BB+	881,875
650	Constellium SE, 144A	5.750%	5/15/24	B	667,875
1,250	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B	1,192,187
1,125	FMG Resources August 2006 Pty Ltd, 144A	5.125%	5/15/24	BB+	1,170,000

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$500	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	$503,750
650	Hudbay Minerals Inc, 144A	7.250%	1/15/23	B+	671,125
800	Kaiser Aluminum Corp	5.875%	5/15/24	BB+	832,888
500	Steel Dynamics Inc	5.250%	4/15/23	BB+	508,750
6,925	Total Metals & Mining				7,079,312
	Oil, Gas & Consumable Fuels – 6.7%
500	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B-	463,750
375	Chesapeake Energy Corp	5.750%	3/15/23	B2	286,875
455	Denbury Resources Inc, 144A	7.750%	2/15/24	B	351,488
250	Energy Transfer Operating LP	5.875%	1/15/24	BBB-	277,961
625	Genesis Energy LP / Genesis Energy Finance Corp	6.000%	5/15/23	B+	627,344
250	Oasis Petroleum Inc	6.875%	1/15/23	BB-	228,750
750	PBF Holding Co LLC / PBF Finance Corp	7.000%	11/15/23	BB	773,443
375	Range Resources Corp	5.000%	3/15/23	BB	328,125
1,000	SM Energy Co	5.000%	1/15/24	BB-	897,500
1,100	Sunoco LP / Sunoco Finance Corp	4.875%	1/15/23	BB	1,128,875
5,680	Total Oil, Gas & Consumable Fuels				5,364,111
	Pharmaceuticals – 2.6%
900	Bausch Health Cos Inc, 144A	7.000%	3/15/24	Ba2	945,864
1,300	Teva Pharmaceutical Finance Netherlands III BV	6.000%	4/15/24	BB	1,120,437
2,200	Total Pharmaceuticals				2,066,301
	Real Estate Management & Development – 1.8%
650	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	666,861
850	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B	794,750
1,500	Total Real Estate Management & Development				1,461,611
	Road & Rail – 1.6%
1,250	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	1,304,688
	Specialty Retail – 2.1%
1,000	L Brands Inc	5.625%	10/15/23	Ba1	1,052,500
600	Sonic Automotive Inc	5.000%	5/15/23	B+	607,500
1,600	Total Specialty Retail				1,660,000
	Technology Hardware, Storage & Peripherals – 0.9%
375	EMC Corp	3.375%	6/01/23	Ba2	375,038
350	NCR Corp	6.375%	12/15/23	BB	359,625
725	Total Technology Hardware, Storage & Peripherals				734,663
	Trading Companies & Distributors – 0.6%
500	Univar USA Inc., 144A	6.750%	7/15/23	BB	508,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Wireless Telecommunication Services – 0.7%
$525	Sprint Corp	7.875%	9/15/23	B+	$576,692
$62,390	Total Corporate Bonds (cost $61,121,309)				63,627,145

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 40.1% (30.8% of Total Investments) (4)
	Aerospace & Defense – 0.7%
$596	Transdigm, Inc., Term Loan F	4.544%	1-Month LIBOR	2.500%	6/09/23	Ba3	$594,802
	Airlines – 0.7%
600	American Airlines, Inc., Term Loan	4.028%	1-Month LIBOR	2.000%	12/14/23	BB+	600,429
	Beverages – 0.8%
620	Arctic Glacier U.S.A., Inc., Term Loan B	5.544%	1-Month LIBOR	3.500%	3/20/24	B-	605,220
	Building Products – 2.3%
846	C.H.I. Overhead Doors, Inc., 1st Lien Term Loan, (DD1)	5.294%	1-Month LIBOR	3.250%	7/31/22	B	847,196
1,000	Quikrete Holdings, Inc., Term Loan B, (DD1)	4.794%	1-Month LIBOR	2.750%	11/15/23	BB-	997,625
1,846	Total Building Products						1,844,821
	Commercial Services & Supplies – 2.1%
645	Creative Artists Agency, LLC , Term Loan B	5.044%	1-Month LIBOR	3.000%	2/15/24	BB-	649,007
372	Granite Acquisition Inc., Term Loan B	5.604%	3-Month LIBOR	3.500%	12/17/21	B+	373,410
645	R.R. Donnelley & Sons Company, Term Loan B	7.044%	1-Month LIBOR	5.000%	1/15/24	B+	648,889
1,662	Total Commercial Services & Supplies						1,671,306
	Communications Equipment – 1.5%
248	Colorado Buyer, Inc., Term Loan, First Lien	5.040%	1-Month LIBOR	3.000%	5/01/24	B1	224,970
973	Univision Communications, Inc., Term Loan C5	4.794%	1-Month LIBOR	2.750%	3/15/24	B	947,419
1,221	Total Communications Equipment						1,172,389
	Containers & Packaging – 1.5%
632	Flex Acquisition Company, Inc., 1st Lien Term Loan	5.319%	3-Month LIBOR	3.000%	12/31/23	B	610,715
647	TricorBraun Holdings, Inc., 1st Lien Term Loan	5.854%	3-Month LIBOR	3.750%	11/30/23	B2	631,489
1,279	Total Containers & Packaging						1,242,204
	Distributors – 1.4%
496	American Builders & Contractors Supply Co., Inc., Term Loan B	4.044%	1-Month LIBOR	2.000%	10/31/23	BB+	496,647

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Distributors (continued)
$645	Spin Holdco Inc., Term Loan B	5.572%	3-Month LIBOR	3.250%	11/14/22	B2	$635,375
1,141	Total Distributors						1,132,022
	Diversified Financial Services – 0.8%
645	NFP Corp., Term Loan B	5.044%	1-Month LIBOR	3.000%	1/05/24	B	634,747
	Diversified Telecommunication Services – 0.4%
300	Level 3 Financing, Inc., Term Loan B	4.294%	1-Month LIBOR	2.250%	2/22/24	BBB-	300,938
	Food Products – 0.9%
695	Hostess Brands, LLC, Term Loan	4.427%	3-Month LIBOR	2.250%	8/03/22	BB-	695,628
	Health Care Providers & Services – 3.0%
1,000	Onex TSG Intermediate Corp., 1st Lien Term Loan	6.044%	1-Month LIBOR	4.000%	7/29/22	B1	937,000
645	Pharmaceutical Product Development, Inc., Term Loan B	4.544%	1-Month LIBOR	2.500%	8/18/22	Ba3	646,193
992	Team Health, Inc., Initial Term Loan	4.794%	1-Month LIBOR	2.750%	2/06/24	B+	822,835
2,637	Total Health Care Providers & Services						2,406,028
	Health Care Technology – 0.6%
488	Emdeon, Inc., Term Loan	4.544%	1-Month LIBOR	2.500%	3/01/24	B+	486,482
	Hotels, Restaurants & Leisure – 1.5%
690	Boyd Gaming Corporation, Refinancing Term Loan B	4.166%	1-Week LIBOR	2.250%	9/15/23	BB	693,437
498	Travel Leaders Group, LLC, Term Loan B	6.046%	1-Month LIBOR	4.000%	1/25/24	N/R	499,147
1,188	Total Hotels, Restaurants & Leisure						1,192,584
	Household Durables – 0.8%
645	Wilsonart LLC, Term Loan B	5.360%	3-Month LIBOR	3.250%	12/19/23	B+	634,369
	Independent Power & Renewable Electricity Producers – 0.4%
298	Calpine Corporation, Term Loan B5	4.610%	3-Month LIBOR	2.500%	1/15/24	BB+	298,813
	Insurance – 2.2%
645	Acrisure, LLC, Term Loan B	6.354%	3-Month LIBOR	4.250%	11/22/23	B	643,251
496	Broadstreet Partners, Inc., Term Loan B	5.294%	1-Month LIBOR	3.250%	11/08/23	B	497,208

Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Insurance (continued)
$645	USI Holdings Corporation, Initial Term Loan	5.104%	3-Month LIBOR	3.000%	5/16/24	B	$635,255
1,786	Total Insurance						1,775,714
	Internet & Direct Marketing Retail – 1.2%
992	CNT Holdings III Corp, Term Loan	5.200%	3-Month LIBOR	3.000%	1/22/23	B1	986,557
	Internet Software & Services – 0.4%
284	Thomson Reuters IP & S, Term Loan B	5.294%	1-Month LIBOR	3.250%	10/03/23	BB-	285,957
	IT Services – 2.8%
992	DTI Holdco, Inc., Term Loan B	7.006%	3-Month LIBOR	4.750%	9/30/23	B-	918,307
645	ProQuest LLC, New Term Loan B	5.294%	1-Month LIBOR	3.250%	10/24/21	B	645,530
645	Tempo Acquisition LLC, Term Loan	5.044%	1-Month LIBOR	3.000%	5/01/24	B1	648,144
2,282	Total IT Services						2,211,981
	Machinery – 1.4%
596	Gates Global LLC, Term Loan B	4.794%	1-Month LIBOR	2.750%	4/01/24	B+	587,392
552	Milacron LLC, Amended Term Loan B	4.544%	1-Month LIBOR	2.500%	9/28/23	B+	553,029
1,148	Total Machinery						1,140,421
	Media – 2.8%
980	Array Canada Inc., Term Loan B	7.104%	3-Month LIBOR	5.000%	2/10/23	B	935,049
248	CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan	5.854%	3-Month LIBOR	3.750%	7/08/22	B+	235,925
500	Gray Television, Inc., Term Loan B2	4.582%	3-Month LIBOR	2.250%	2/07/24	BB+	501,630
95	Nexstar Broadcasting, Inc., Term Loan B3	4.350%	1-Month LIBOR	2.250%	1/17/24	BB	95,566
479	Nexstar Broadcasting, Inc., Term Loan B3	4.294%	1-Month LIBOR	2.250%	1/17/24	BB	479,735
2,302	Total Media						2,247,905
	Oil, Gas & Consumable Fuels – 1.0%
525	California Resources Corporation, Term Loan B	6.794%	1-Month LIBOR	4.750%	12/31/22	B	469,875
523	Ultra Resources, Inc., 1st Lien Term Loan, (cash 5.804%, PIK 0.250%)	6.054%	1-Month LIBOR	3.750%	4/12/24	B	349,799
1,048	Total Oil, Gas & Consumable Fuels						819,674
	Professional Services – 1.9%
645	AlixPartners, LLP, Term Loan B	4.794%	1-Month LIBOR	2.750%	4/04/24	B+	646,515
493	CHG Healthcare Services Inc., 1st Lien Term Loan B	5.044%	1-Month LIBOR	3.000%	6/07/23	B	493,517

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (4)	Reference Rate (4)	Spread (4)	Maturity (5)	Ratings (2)	Value
	Professional Services (continued)
$421	ON Assignment, Inc., Term Loan B1	4.044%	1-Month LIBOR	2.000%	6/05/22	BB	$422,241
1,559	Total Professional Services						1,562,273
	Road & Rail – 1.6%
1,240	Hertz Corporation, (The), Term Loan B	4.800%	1-Month LIBOR	2.750%	6/30/23	BB	1,242,794
	Semiconductors & Semiconductor Equipment – 0.6%
519	Xperi Corporation, Term Loan B1	4.544%	1-Month LIBOR	2.500%	12/01/23	BB-	513,626
	Software – 3.4%
598	Infor (US), Inc., Term Loan B6	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	599,485
769	nThrive, Inc., 1st Lien Term Loan	6.544%	1-Month LIBOR	4.500%	10/20/22	B2	702,390
496	RP Crown Parent LLC, Term Loan B	4.804%	1-Month LIBOR	2.750%	10/12/23	B1	497,260
1,000	Vertiv Co.,Term Loan B	6.044%	1-Month LIBOR	4.000%	11/15/23	B	954,065
2,863	Total Software						2,753,200
	Transportation Infrastructure – 1.0%
992	V. Group, Term Loan B	5.044%	1-Month LIBOR	3.000%	3/11/24	B2	776,527
	Wireless Telecommunication Services – 0.4%
323	Sprint Communications, Inc., 1st Lien Term Loan B	4.563%	1-Month LIBOR	2.500%	2/03/24	BB+	320,705
$33,199	Total Variable Rate Senior Loan Interests (cost $32,437,361)						32,150,116

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.4% (1.1% of Total Investments)
	Media – 1.4%
$1,275	DISH Network Corp	2.375%	3/15/24	Ba3	$1,120,374
$1,275	Total Convertible Bonds (cost $1,075,614)				1,120,374
	Total Long-Term Investments (cost $94,634,284)				96,897,635

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 9.2% (7.1% of Total Investments)
	REPURCHASE AGREEMENTS – 9.2%
$7,365	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $7,364,683 collateralized $6,780,000 U.S. Treasury Notes, 2.875%, due 5/15/28, value $7,514,010	0.850%	10/01/19	$7,364,509
	Total Short-Term Investments (cost $7,364,509)			7,364,509
	Total Investments (cost $101,998,793) – 130.2%			104,262,144
	Borrowings – (33.8)% (6), (7)			(27,025,000)
	Reverse Repurchase Agreements – (0.6)% (8)			(490,000)
	Other Assets Less Liabilities – 4.2%			3,312,741
	Net Assets Applicable to Common Shares – 100%			$80,059,885
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Corporate Bonds	$ —	$63,627,145	$ —	$63,627,145
Variable Rate Senior Loan Interests	—	32,150,116	—	32,150,116
Convertible Bonds	—	1,120,374	—	1,120,374
Short-Term Investments:
Repurchase Agreements	—	7,364,509	—	7,364,509
Total	$ —	$104,262,144	$ —	$104,262,144

JHAA	Nuveen High Income 2023 Target Term Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $556,595 have been pledged as collateral for reverse repurchase agreements.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(5)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(6)	Borrowings as a percentage of Total Investments is 25.9%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(8)	Reverse Repurchase Agreements as a percentage of Total Investments is 0.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.